Intangible assets - Schedule of Changes in Goodwill (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	€ 24,246,000,000
Additional recognition, goodwill	346,000,000
Impairment losses	(10,100,000,000)	€ 0
Disposals or changes in scope of consolidation	0
Exchange differences and other items	(1,897,000,000)
Goodwill at end of period	12,595,000,000
SAM Investment Holdings Limited
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	1,173,000,000
Additional recognition, goodwill	271,000,000
Goodwill at end of period	1,444,000,000
Santander UK
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	7,147,000,000
Impairment losses	(6,101,000,000)
Goodwill at end of period	584,000,000
Santander Bank Polska
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	2,427,000,000
Impairment losses	(1,192,000,000)
Goodwill at end of period	1,133,000,000
Santander Consumer USA
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	2,143,000,000
Impairment losses	(1,153,000,000)
Goodwill at end of period	986,000,000
Santander Bank, National Association
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	1,828,000,000
Impairment losses	(1,177,000,000)
Goodwill at end of period	647,000,000
Santander Consumer Nordics
Changes in Goodwill [Roll Forward]
Goodwill at beginning of period	496,000,000
Impairment losses	(277,000,000)
Goodwill at end of period	€ 210,000,000